UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the semi-annual distribution period from:

October 25, 2011 to April 24, 2012

Principal Life Income Fundings Trust 36

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 333-147181-35

Principal Life Insurance Company

(Exact name of depositor as specified in its charter)

Commission File Number of depositor: 1-32109

Principal Life Insurance Company

(Exact name of sponsor as specified in its charter)

Iowa	42-0127290
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

711 High Street, Des Moines, Iowa	50392-0001
(Address of principal executive offices of the issuing entity)	(Zip Code)

(515) 247-5111

(Telephone number, including area code)

Not applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Principal® Life CoreNotes®	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days:     ☒  Yes    ☐  No

“Principal® ” is a registered service mark of Principal Financial Services, Inc. and is used under license.

“CoreNotes® ” is a registered service mark of Merrill Lynch & Co., Inc.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 24, 2012, a payment was made to the holders of the notes issued by the Principal Life Income Fundings Trust 36 (the “Trust”). Specific information with respect to the payment is filed as Exhibit 99.1 hereto. No other reportable transactions or matters have occurred during the current reporting period.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Although not necessary material to the holders of the notes, for legal proceedings against Principal Life Insurance Company (“Principal Life”) and Principal Financial Group, Inc. (“PFG”), see Item 6.

Item 3. Sales of Securities and Use of Proceeds.

On April 24, 2008, the Trust issued an undivided beneficial interest in the assets of the Trust (the “Trust Beneficial Interest”) in a private placement pursuant to Section 4(2) of the Securities Act of 1933, to GSS Holdings II, Inc. (the “Trust Beneficial Owner”) in exchange for the payment of $15. In accordance with the terms of the pricing supplement filed by Principal Life, dated as of April 17, 2008, the Trust used the net proceeds from the Trust’s issuance of the notes to the investors in the notes and the Trust Beneficial Interest to purchase a funding agreement issued to, and deposited by, the Trust on April 24, 2008.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s assets consist of a funding agreement issued by Principal Life, as an obligor, and a guarantee issued by PFG, which fully and unconditionally guarantees the payment obligations of Principal Life under the funding agreement. PFG is subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance with those requirements files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (“SEC”). You can read and copy any reports or other information PFG files at the SEC public reference room at 100 F. Street N.E., Washington, D.C. 20549. You can also request copies of PFG’s documents upon payment of a duplicating fee, by writing the SEC’s public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. PFG’s filings are available to the public from commercial document retrieval services or over the internet at http://www/sec/gov.

This Form 10-D incorporates by reference all reports deemed to be filed with the SEC by PFG and Principal Life, in connection with the Trust, pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Securities Exchange Act during the period covered by this report.

Item 7. Significant Enhancement Provider Information.

See Item 6.

Item 8. Other Information.

None.

Item 9. Exhibits.

Exhibit Number	Description

Exhibit 3	Trust Agreement entered into between U.S. Bank Trust National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 4.1	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank Trust National Association, as trustee, on behalf of the Trust dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 4.2	Notes issued by the Trust dated April 24, 2008; incorporated by reference to Exhibit 4.2 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between Principal Life and U.S. Bank Trust National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between Principal Life and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between Principal Life and GSS Holdings II, Inc. as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between Principal Life and Bankers Trust Company, as custodian.

Exhibit 10.5	Funding Agreement issued by Principal Life to the Trust dated April 24, 2008; incorporated by reference to Exhibit 10.1 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 10.6	Guarantee issued by PFG to the Trust dated April 24, 2008; incorporated by reference to Exhibit 10.2 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the October 24, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of April 17, 2008.

*	Previously filed with the SEC on December 22, 2005 with Registration Statement File Nos. 333-129763 and 333-129763-01.
**	Previously filed with the SEC on April 17, 2008 pursuant to Rule 424 of the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Principal Life Insurance Company (Depositor)

Date: May 1, 2012	/s/ Kevin P. Farley
Name: Kevin P. Farley
Title: Vice President, Chief Financial Officer- Retirement and Investor Services

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 3	Trust Agreement entered into between U.S. Bank Trust National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 4.1	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank Trust National Association, as trustee, on behalf of the Trust dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 4.2	Notes issued by the Trust dated April 24, 2008; incorporated by reference to Exhibit 4.2 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between Principal Life and U.S. Bank Trust National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between Principal Life and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between Principal Life and GSS Holdings II, Inc. as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between Principal Life and Bankers Trust Company, as custodian.

Exhibit 10.5	Funding Agreement issued by Principal Life to the Trust dated April 24, 2008.; incorporated by reference to Exhibit 10.1 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 10.6	Guarantee issued by PFG to the Trust dated April 24, 2008, incorporated by reference to Exhibit 10.2 to Principal Life’s Current Report on Form 8-K, filed on April 24, 2008.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1191 of Regulation AB, in respect of the October 24, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of April 17, 2008.

*	Previously filed with the SEC on December 22, 2005 with Registration Statement File Nos. 333-129763 and 333-129763-01.
**	Previously filed with the SEC on April 17, 2008 pursuant to Rule 424 of the Securities Act of 1933.

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